Derivatives and hedging (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income, net	Finance income, net	Finance income, net
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	$ 5,536	$ 3,058
Derivatives designated as hedging instruments | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	5,418	2,131
Gains (losses) related to derivatives	256	(2,011)	$ (1,943)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	31	(250)	(246)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	108	(849)	(807)
Derivatives designated as hedging instruments | Foreign Exchange Contract | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	60	(551)	(529)
Derivatives designated as hedging instruments | Foreign Exchange Contract | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	57	(361)	(361)
Derivatives not designated as hedging instruments | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	118	927
Gains (losses) related to derivatives	$ (133)	$ 126	$ (324)